Consolidated Balance Sheets Detail - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 02, 2012	Mar. 03, 2012	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction		$ 392,000,000	$ 109,000,000	$ 392,000,000
Depreciation			721,000,000	660,000,000	497,000,000
Patent applications cash purchase price		4,500,000,000		4,500,000,000
Company's portion of purchase consideration				775,000,000
Number of patents and patent applications		6,000		6,000
Amortization expenses			1,200,000,000	863,000,000	430,000,000
Intangible assets acquired during the period		2,400,000,000	1,200,000,000	2,400,000,000
2014			1,200,000,000
2015			656,000,000
2016			363,000,000
2017			320,000,000
2018			272,000,000
Weighted-average remaining useful life of acquired technology			3 years 2 months 12 days	2 years 10 months 24 days
Goodwill impairment charge	335,000,000	355,000,000	335,000,000	355,000,000
Preceding period for calculation of average closing market price of shares			5 days
Percentage of current liabilities			5.00%
Buildings, leasehold improvements and other [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction		241,000,000	62,000,000	241,000,000
BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction		132,000,000	36,000,000	132,000,000
Manufacturing equipment, research and development equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction		15,000,000	11,000,000	15,000,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction		$ 4,000,000	$ 400,000	$ 4,000,000